Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000016765
Average Annual Return [Line Items]
Average Annual Return, Percent	0.56%	1.54%	4.17%
C000016768
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%	1.99%	4.02%
C000016756
Average Annual Return [Line Items]
Average Annual Return, Percent	7.36%	4.40%	6.70%
C000016758
Average Annual Return [Line Items]
Average Annual Return, Percent	12.20%	4.87%	6.55%
Without Sales Load [Member] | C000016765
Average Annual Return [Line Items]
Average Annual Return, Percent	6.70%	2.75%	4.79%
Without Sales Load [Member] | C000016768
Average Annual Return [Line Items]
Average Annual Return, Percent	5.94%	1.99%	4.02%
Without Sales Load [Member] | C000016769
Average Annual Return [Line Items]
Average Annual Return, Percent	7.00%	3.02%	5.06%
Without Sales Load [Member] | C000016756
Average Annual Return [Line Items]
Average Annual Return, Percent	13.91%	5.64%	7.34%
Without Sales Load [Member] | C000016758
Average Annual Return [Line Items]
Average Annual Return, Percent	13.20%	4.87%	6.55%
Without Sales Load [Member] | C000016759
Average Annual Return [Line Items]
Average Annual Return, Percent	14.24%	5.93%	7.62%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	10.42%	12.27%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	10.42%	12.27%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	10.42%	12.27%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	10.42%	12.27%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	10.42%	12.27%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	10.42%	12.27%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.60%	(1.74%)	0.34%
DWS Index: S&P Target Risk Conservative Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%	3.52%	5.06%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.60%	(1.74%)	0.34%
DWS Index: S&P Target Risk Conservative Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%	3.52%	5.06%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.60%	(1.74%)	0.34%
DWS Index: S&P Target Risk Conservative Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%	3.52%	5.06%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.60%	(1.74%)	0.34%
DWS Index: S&P Target Risk Moderate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%	4.61%	6.17%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.60%	(1.74%)	0.34%
DWS Index: S&P Target Risk Moderate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%	4.61%	6.17%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.60%	(1.74%)	0.34%
DWS Index: S&P Target Risk Moderate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%	4.61%	6.17%